Commitments and contingencies: (Details) (USD $)	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 02, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013 [StockOptionsMember]	Jun. 30, 2013 [StockOptionsMember]	Feb. 29, 2008 [ChiefExecutiveOfficerMember] mi	Feb. 29, 2008 [SecretaryMember] mi	Jan. 14, 2011 [ChiefFinancialOfficerMember] [StockOptionsMember]	Oct. 02, 2012 [ChiefFinancialOfficerMember] [StockOptionsMember]
Commitments and contingencies
Base salary per year							$ 200,000	$ 150,000
Term of employment under the agreement							36 months	36 months
Extension period of term of employment upon the expiration of each month							1 month	1 month
Relocation distance for "Good Reason" termination							50	50
Stock options provided for grant (in shares)					0				288,667
Exercise price of shares available for grant (in dollars per share)					$ 0.00				$ 1.20
Expiration period (in years)									5 years
Number of shares fully vested upon grant									15,667	273,000
Fair value of options on the date of grant						100,997			100,997
Office Lease
Offices lease term	9 months
Monthly rental fee	8,000
Minimum monthly rental for alternative office space		8,000
Rental expense		$ 96,000	$ 96,000	$ 61,374